                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005
            Check here if Amendment [ ]; Amendment Number: ________
                       This Amendment (Check only one):
                             [ ] is a restatement
                             [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Asia Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

  /s/  Colin M. Lancaster       St. Francis, Wisconsin       August  12, 2005
---------------------------   --------------------------   --------------------
       (Signature)                   (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:  $4,696 (thousands)

List of Other Included Managers:           None

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                                                 FORM 13F INFORMATION TABLE
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      Column 1          Column 2  Column 3   Column 4      Column 5             Column 6    Column 7        Column 8
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                                                                                                        Voting Authority
                        Title of              Value    Shrs or           Put/  Investment    Other     ------------------
                         Class      CUSIP    (X$1000)  Prn Amt   SH/PRN  Call  Discretion   Managers   Sole  Shared  None
-------------------------------------------------------------------------------------------------------------------------
TENAGA NASIONAL BHD     Debt      015811307    $4,638    4,265    PRN             Sole                   X
LG PHILLIPS CO LTD ADR  Common    50186V102       $58    2,550    SH              Sole                   X